Summary of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Beginning balance	$ 344	$ 378	$ 423
Additions for tax positions of prior years	294		378
Reductions of tax positions of prior years		(34)	(423)
Settlements	$ (638)
Ending balance		$ 344	$ 378